Corporate and Administrative expenses (Details) - Schedule of Corporate and Administrative Expenses - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	$ 3,977	$ 2,868	$ 7,868	$ 7,469
Employee compensation [Member]
Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	1,465	1,302	3,085	2,540
Stock-based compensation [Member]
Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	859	222	1,727	2,515
Professional fees [Member]
Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	662	596	936	855
Other general and administrative [Member]
Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	$ 991	$ 748	$ 2,120	$ 1,559